REORGANIZATION	12 Months Ended
Dec. 31, 2023
REORGANIZATION
REORGANIZATION

NOTE 22: — REORGANIZATION

In July 2023 the Company announced and implemented an operational efficiency and cost reduction restructuring plan. These cost-savings initiatives and efficiencies included reducing headcount by approximately 50 employees, or about 13% of the team. This cost reduction plan is intended to enable the Company to manage operating expenses in response to market conditions and ongoing business prioritization efforts.